Fees Summary	Feb. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 962,000
Previously Paid Amount	0.00
Total Fee Amount	147.28
Total Offset Amount	0.00
Net Fee	147.28
Narrative - Max Aggregate Offering Price	$ 962,000
Final Prospectus	true